Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
April 30, 2026
T16-NPRT3-0626
1.9862676.111

Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
DIVERSIFIED REITS – 2.0%
Diversified REITs – 2.0%
AH Realty Trust, Inc.		90,132	$548,904
American Assets Trust, Inc.		52,177	1,082,151
Broadstone Net Lease, Inc.		181,538	3,594,452
Essential Properties Realty Trust, Inc.		177,875	5,590,611
Gladstone Commercial Corp.		46,463	585,899
Global Net Lease, Inc.		192,079	1,836,275
WP Carey, Inc.		206,731	15,076,892
TOTAL DIVERSIFIED REITS	28,315,184
HEALTH CARE REITS – 15.9%
Health Care REITs – 15.9%
Alexandria Real Estate Equities, Inc.		149,403	6,052,315
American Healthcare REIT, Inc.		160,175	8,133,686
CareTrust REIT, Inc.		207,928	8,202,760
Diversified Healthcare Trust		193,331	1,457,716
Healthcare Realty Trust, Inc.		354,341	6,626,177
Healthpeak Properties, Inc.		669,259	10,821,918
LTC Properties, Inc.		43,897	1,677,743
Medical Properties Trust, Inc.		564,252	2,787,405
National Health Investors, Inc.		44,438	3,417,727
Omega Healthcare Investors, Inc.		266,748	12,529,153
Sabra Health Care REIT, Inc.		225,024	4,648,996
Sila Realty Trust, Inc.		54,130	1,647,176
Ventas, Inc.		421,621	37,043,621
Welltower, Inc.		567,064	123,245,690
TOTAL HEALTH CARE REITS	228,292,083
HOTEL & RESORT REITS – 2.4%
Hotel & Resort REITs – 2.4%
Apple Hospitality REIT, Inc.		222,431	2,996,145
DiamondRock Hospitality Co.		200,129	2,041,316
Host Hotels & Resorts, Inc.		665,737	14,067,023
Park Hotels & Resorts, Inc.		205,000	2,351,350
Pebblebrook Hotel Trust		122,127	1,715,884
RLJ Lodging Trust		160,058	1,318,878
Ryman Hospitality Properties, Inc.		53,624	5,635,346
Sunstone Hotel Investors, Inc.		191,352	1,879,077
Xenia Hotels & Resorts, Inc.		103,937	1,691,055
TOTAL HOTEL & RESORT REITS	33,696,074
INDUSTRIAL REITS – 11.4%
Industrial REITs – 11.4%
Americold Realty Trust, Inc.		258,620	3,162,923
EastGroup Properties, Inc.		48,078	9,673,294
First Industrial Realty Trust, Inc.		125,547	7,785,169
Lineage, Inc.		60,600	2,234,928
LXP Industrial Trust		57,432	2,924,437
Prologis, Inc.		826,174	117,333,232
Rexford Industrial Realty, Inc.		209,494	7,518,740
STAG Industrial, Inc.		170,359	6,572,450

		Shares	Value

Terreno Realty Corp.		94,302	$6,148,490
TOTAL INDUSTRIAL REITS	163,353,663
OFFICE REITS – 2.5%
Office REITs – 2.5%
Brandywine Realty Trust		176,905	536,022
BXP, Inc.		140,592	8,219,008
COPT Defense Properties		106,813	3,337,906
Cousins Properties, Inc.		159,723	4,090,506
Douglas Emmett, Inc.		142,834	1,544,036
Easterly Government Properties, Inc.		42,775	1,001,363
Empire State Realty Trust, Inc. Class A		150,712	839,466
Highwoods Properties, Inc.		103,795	2,523,257
Hudson Pacific Properties, Inc. (a)		50,535	465,427
JBG SMITH Properties		82,289	1,234,335
Kilroy Realty Corp.		107,726	3,582,967
Piedmont Realty Trust, Inc. (a)		124,781	1,043,169
SL Green Realty Corp.		69,026	2,927,393
Vornado Realty Trust		154,869	4,629,034
TOTAL OFFICE REITS	35,973,889
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.7%
Diversified Real Estate Activities – 0.2%
St. Joe Co.		40,529	2,616,958
Real Estate Development – 0.2%
Forestar Group, Inc. (a)		25,109	709,580
Howard Hughes Holdings, Inc. (a)		32,333	2,013,376
			2,722,956
Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.		110,979	1,209,671
Landbridge Co. LLC Class A		24,488	1,683,060
			2,892,731
Real Estate Services – 6.1%
CBRE Group, Inc. Class A (a)		275,828	39,368,931
Compass, Inc. Class A (a)		574,999	4,352,742
CoStar Group, Inc. (a)		394,674	13,659,667
Cushman & Wakefield Ltd. (a)		118,274	1,660,567
eXp World Holdings, Inc.		91,628	569,926
Jones Lang LaSalle, Inc. (a)		44,850	14,268,131
Marcus & Millichap, Inc.		28,384	788,791
Newmark Group, Inc. Class A		141,799	2,285,800
Opendoor Technologies, Inc. (a)		836,906	4,502,554
Zillow Group, Inc. Class C (a)		151,295	6,717,498
			88,174,607
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	96,407,252

Quarterly Report	2

Common Stocks – continued
		Shares	Value
RESIDENTIAL REITS – 11.0%
Multi-Family Residential REITs – 7.3%
Apartment Investment & Management Co. Class A		134,655	$572,284
AvalonBay Communities, Inc.		133,761	24,478,263
Camden Property Trust		100,952	10,601,979
Centerspace		16,651	1,136,764
Equity Residential		325,218	21,262,753
Essex Property Trust, Inc.		60,677	15,970,793
Independence Realty Trust, Inc.		221,583	3,614,019
Mid-America Apartment Communities, Inc.		109,963	14,205,020
NexPoint Residential Trust, Inc.		23,990	693,071
UDR, Inc.		294,202	10,691,301
Veris Residential, Inc.		82,123	1,557,873
			104,784,120
Single-Family Residential REITs – 3.7%
American Homes 4 Rent Class A		310,007	9,870,623
Equity LifeStyle Properties, Inc.		168,842	10,686,010
Invitation Homes, Inc.		556,386	16,007,225
Sun Communities, Inc.		118,525	15,152,236
UMH Properties, Inc.		73,667	1,145,522
			52,861,616
TOTAL RESIDENTIAL REITS	157,645,736
RETAIL REITS – 14.7%
Retail REITs – 14.7%
Acadia Realty Trust		116,925	2,527,919
Agree Realty Corp.		103,097	7,949,810
Alexander's, Inc.		2,655	668,954
Brixmor Property Group, Inc.		284,158	8,550,314
CBL & Associates Properties, Inc.		15,856	713,837
Curbline Properties Corp.		93,379	2,577,260
Federal Realty Investment Trust		73,940	8,199,946
Getty Realty Corp.		50,617	1,676,435
InvenTrust Properties Corp.		76,385	2,453,486
Kimco Realty Corp.		636,072	15,036,742
Kite Realty Group Trust		207,824	5,436,676
Macerich Co.		237,636	5,163,830
NETSTREIT Corp.		80,934	1,664,812
NNN REIT, Inc.		175,230	7,673,322
Phillips Edison & Co., Inc.		116,238	4,668,699
Realty Income Corp.		825,541	53,032,754
Regency Centers Corp.		166,153	12,935,011
Saul Centers, Inc.		14,536	500,475
Simon Property Group, Inc.		301,037	61,324,247
Tanger, Inc.		106,576	3,951,838
Urban Edge Properties		121,999	2,674,218
Whitestone REIT		45,852	868,437
TOTAL RETAIL REITS	210,249,022

		Shares	Value
SPECIALIZED REITS – 33.2%
Data Center REITs – 9.0%
Digital Realty Trust, Inc.		308,127	$61,915,039
Equinix, Inc.		62,518	67,696,366
			129,611,405
Other Specialized REITs – 7.2%
EPR Properties		72,667	4,055,545
Four Corners Property Trust, Inc.		94,016	2,403,989
Gaming & Leisure Properties, Inc.		257,439	12,475,494
Iron Mountain, Inc.		275,706	34,736,199
Lamar Advertising Co. Class A		82,879	11,424,041
Millrose Properties, Inc.		139,980	4,293,187
Outfront Media, Inc.		136,825	4,221,051
Safehold, Inc.		50,946	816,155
VICI Properties, Inc.		998,947	29,169,253
			103,594,914
Self-Storage REITs – 6.0%
CubeSmart		212,578	8,605,157
Extra Space Storage, Inc.		198,832	28,498,591
National Storage Affiliates Trust		70,496	3,000,310
Public Storage		146,218	44,223,634
Smartstop Self Storage REIT, Inc.		48,754	1,534,776
			85,862,468
Telecom Tower REITs – 9.4%
American Tower Corp.		415,125	75,847,489
Crown Castle, Inc.		403,738	35,843,860
SBA Communications Corp.		101,411	22,432,113
			134,123,462
Timber REITs – 1.6%
Rayonier, Inc.		283,281	6,008,390
Weyerhaeuser Co.		688,752	16,888,199
			22,896,589
TOTAL SPECIALIZED REITS	476,088,838
TOTAL COMMON STOCKS (Cost $1,421,490,979)			1,430,021,741
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.54% (b) (Cost $2,410,000)		2,410,000	2,410,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,423,900,979)	1,432,431,741
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	662,027
NET ASSETS – 100.0%	$1,433,093,768

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $206,223 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	74	June 2026	$2,883,780	$107,157	$107,157
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Quarterly Report	4

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6